DISPOSAL OF SUBSIDIARY	12 Months Ended
Jun. 30, 2021
Disposal Of Subsidary [Abstract]
DISPOSAL OF SUBSIDIARY
NOTE 2
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- DISPOSAL OF SUBSIDIARY
In March 2021, the Company entered into an agreement to dispose all of its interest in Cixi Hollysys for cash consideration of $16,331. The Company received $5,187 of the proceeds prior to the year ended June 30, 2021 and recorded the amount as a liability as the disposal transaction was not completed as of June 30, 2021. As of the reporting date, the Company has not received any other payments on this matter.